INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 9,169	$ 4,735
Trade receivables (net of allowance for doubtful accounts of $200 and $214 at June 30, 2021 and December 31, 2020, respectively)	7,388	9,062
Inventories	3,904	3,704
Other accounts receivable and prepaid expenses	1,206	1,319
Total current assets	21,667	18,820
LONG-TERM ASSETS:
Severance pay fund	63	64
Restricted deposit	215	62
Operating lease right-of-use assets	8,801	8,948
Property and equipment, net	6,893	7,263
Total long-term assets	15,972	16,337
Total assets	37,639	35,157
CURRENT LIABILITIES:
Short-term credit and current maturities of long-term debt	502	676
Trade payables	3,881	4,452
Other accounts payable and accrued expenses	3,499	3,831
Short-term operating lease liabilities	806	742
Total current liabilities	8,688	9,701
LONG-TERM LIABILITIES:
Long-term debt, excluding current maturities	4,125	1,495
Accrued severance pay	323	338
Deferred tax liabilities	99	84
Long-term operating lease liabilities	8,085	8,272
Total long-term liabilities	12,632	10,189
COMMITMENTS AND CONTINGENT LIABILITIES	0	0
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 3.0 par value – Authorized: 10,000,000 shares; Issued and outstanding: 5,840,357 shares	5,296	5,296
Additional paid-in capital	22,846	22,846
Foreign currency translation adjustments	2,975	3,153
Capital reserves	1,267	1,084
Accumulated deficit	(16,065)	(17,112)
Total shareholders' equity	16,319	15,267
Total liabilities and shareholders' equity	$ 37,639	$ 35,157